Property, Plant and Equipment - Summary of Provisions for Impairment of Property, Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year		$ 16,003	$ 16,413
Depreciation		(2,551)	(2,816)	$ (2,460)
Amount at end of year		17,510	16,003	16,413
Provision for Impairment of Property Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year		651	778	1,360
Increases charged to profit or loss		123	97	822
Decreases charged to profit or loss				(787)
Applications due to utilization				(16)
Depreciation	[1]	(173)	(225)	(601)
Translation differences		(5)
Adjustment for inflation	[2]	4	2
Transfers and other movements			(1)
Amount at end of year		$ 600	$ 651	$ 778

[1]	Included in “Depreciation of property, plant and equipment” line in Note 26.
[2]	Corresponds to adjustment for inflation of opening balances of the provision for impairment of property, plant and equipment in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.